Document and Entity Information	6 Months Ended
Jul. 31, 2019
Document And Entity Information
Entity Registrant Name	NAKED BRAND GROUP Ltd
Entity Central Index Key	0001707919
Document Type	6-K
Document Period End Date	Jul. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--01-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2020